Leases - Weighted-average Lease Terms and Discount Rates (Details)	Dec. 31, 2019
Leases
Weighted-average remaining lease term - finance leases	4 years 9 months 18 days
Weighted-average discount rate - finance leases	1.62%
Weighted-average remaining lease term - operating leases	5 years 4 months 24 days
Weighted-average discount rate - operating leases	3.03%